Intangible Assets, Net - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 241	$ 248
Intangible assets with finite lives:
Intangible assets, gross	7,438	4,694
Accumulated amortization:
Accumulated amortization	(3,433)	(2,076)
Intangible assets with indefinite lives, Net	241	248
Intangible assets	4,005	2,618
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,976	1,293
Accumulated amortization:
Accumulated amortization	(581)	(383)
Intangible assets with definite lives, Net	2,395	910
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	122	47
Accumulated amortization:
Accumulated amortization	(58)	(47)
Intangible assets with definite lives, Net	64
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,995	1,978
Accumulated amortization:
Accumulated amortization	(2,455)	(1,404)
Intangible assets with definite lives, Net	540	574
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	689	713
Accumulated amortization:
Accumulated amortization	(199)	(123)
Intangible assets with definite lives, Net	490	590
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(140)	(119)
Intangible assets with definite lives, Net	$ 275	$ 296